Equity - issued capital	6 Months Ended
Jun. 30, 2026
Equity - issued capital [Abstract]
Equity - issued capital
Note 13. Equity - issued capital

	30-Jun-2026	31-Dec-2025	30-Jun-2026	31-Dec-2025
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid	3,074,633,957	2,674,633,957	357,608	309,498

Movements in ordinary share capital

Details	Shares	$'000

Balance as at 1 July 2025	2,608,172,516	302,651
Share issue from capital raise	33,550,000	2,176
Share issue costs from capital raise	-	(99)
Performance rights vested [1]	32,911,441	4,770

Balance at year ended 31 December 2025	2,674,633,957	309,498
Share issue from capital raise	400,000,000	50,400
Share issue costs from capital raise	-	(2,290)

Balance as at 30 June 2026	3,074,633,957	357,608

(1)	Ordinary shares issued to employees upon vesting of performance rights

Ordinary shares are classified as equity. There are no restrictions on voting rights. On a show of hands every member present or by proxy shall have one vote and upon a poll each share shall have one vote. Where a member holds shares, which are not fully paid, the number of votes to which that member is entitled on a poll in respect of those part paid shares shall be fraction of one vote which the amount paid up bears to the total issued price thereof. They have the right to receive dividends as declared and, in the event of winding up of the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held.

Incremental costs directly attributable to the issue of new shares, options or rights are shown in equity as a deduction from the proceeds.

Management controls the capital of the Group in order to maintain a sustainable debt to equity ratio, generate long-term shareholder value and that the Group can fund its operations and continue as a going concern.

The Group is not subject to any externally imposed capital requirements.

During the six months ended 30 June 2026, the Company issued 400,000,000 shares as a consequence of a capital raise, nil shares as a consequence of Performance Rights vesting under the Equity Incentive Plan, and nil shares as a result of options exercised.

During the six months ended 31 December 2025, the Company issued 33,550,000 shares as a consequence of a capital raise, 32,911,441 shares as a consequence of Performance Rights vesting under the Equity Incentive Plan, and nil shares as a result of options exercised.

Share schemes
The Company has one share scheme in operation, being the Equity Incentive Plan.

Under these plans, ordinary shares have been granted to senior executives, directors and employees and a number of consultants. The Equity Incentive Plan is capable of issuing both options and performance rights.